GOING CONCERN (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Going Concern Disclosure [Line Items]
Retained Earnings (Accumulated Deficit)	$ 174,077		$ 170,540	$ 151,562
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (3,537)	$ (5,153)	$ (18,978)	$ (27,450)